Income Tax Recovery (Expense) - Summary of Income Tax Recovery (Expense) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 5,820	$ 3,749	$ 14,264
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	2,983	4,766	10,748
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(964)	0	(15,164)
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	0	(8,556)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(8,084)	(11,604)	(2,196)
Foreign exchange loss on freight tax expenses			449
Foreign exchange gains on freight tax expenses	(3,312)	(432)
Unrecognized Tax Benefits	42,046	45,603	49,124	$ 49,579
Interest and penalties on freight tax expenses (recoveries)	$ 3,800	$ 6,200	$ 13,300